Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Operating Assets and Liabilities, Weighted-Average Remaining Term and Discount Rate, Lessee
The following table summarizes the carrying amounts of our operating leased assets and liabilities at December 31, along with key inputs used to discount our lease liabilities:

($ in millions)	2024	2023
Operating lease assets	$193	$173
Operating lease liabilities	$196	$177
Weighted-average remaining term	3.7 years	3.2 years
Weighted-average discount rate	5.1%	5.1%

Minimum Commitments under Noncancelable Operating Lease Agreements
At December 31, 2024, the following table shows our operating lease liabilities, on an undiscounted basis for the periods indicated:

(millions)	Commitments
2025	$81
2026	63
2027	32
2028	19
2029	13
Thereafter	5
Total	213
Interest	(17)
Present value of lease liabilities	$196

Lease, Cost	The operating lease expense for the years ended December 31, was as follows:

(millions)	Expense
2024	$104
2023	94
2022	89